Short-term Bank Borrowings - Range of Interest Rates of Bank Borrowings (Detail)	Dec. 31, 2018	Dec. 31, 2017
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Fixed-rate bank borrowings	4.40%	4.40%